Deferred tax	6 Months Ended
Jun. 30, 2019
Deferred tax
Deferred tax

C7     Deferred tax

The analysis below excludes the UK and Europe operations which are classified as held for distribution as at 30 June 2019. The balances of the discontinued UK and Europe operations are removed from the opening balance.

The statement of financial position contains the following deferred tax assets and liabilities in relation to:

	Half year 2019 £m
				Movement	Other
				through	movements
				other	including
		Reclassification	Movement in	comprehensive	foreign
		as held for	income	income and	currency
	At 1 Jan	distribution*	statement	equity	movements	At 30 Jun
Deferred tax assets
Unrealised losses or gains on investments	113	—	(13)	—	(97)	3
Balances relating to investment and insurance contracts	1	—	—	—	—	1
Short-term temporary differences	2,339	(115)	392	(1)	5	2,620
Capital allowances	15	(11)	(1)	—	—	3
Unused tax losses	127	—	8	—	—	135
Total	2,595	(126)	386	(1)	(92)	2,762

Deferred tax liabilities
Unrealised losses or gains on investments	(867)	827	(40)	(459)	74	(465)
Balances relating to investment and insurance contracts	(1,002)	—	(189)	—	2	(1,189)
Short-term temporary differences	(2,097)	183	(139)	16	(5)	(2,042)
Capital allowances	(56)	51	—	—	—	(5)
Total	(4,022)	1,061	(368)	(443)	71	(3,701)

*The Group’s UK and Europe operations are classified as discontinued operations at 30 June 2019 (as described in note A2).

The principal reason for the increase in deferred tax assets in continuing operations is an increase in the deferred tax asset for losses on derivatives in the US insurance business, which for US tax purposes are spread across three years, reflecting a higher level of losses in the first half of 2019 (and therefore a higher amount deferred to subsequent periods) compared to prior periods.